Related Party Transactions (Details) - Schedule of Amounts Due from Related Parties ¥ in Thousands	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)
Schedule of Amounts Due from Related Parties [Abstract]
Total			¥ 2,895
Total			(1,500)
Total			(292)
Fanhua Lianxing [Member]
Schedule of Amounts Due from Related Parties [Abstract]
Total			2,895
Total			(1,500)
Fanhua Yuntong [Member]
Schedule of Amounts Due from Related Parties [Abstract]
Total			¥ (292)